Share-based payment arrangements - Rollforward of outstanding share-based payments arrangements (Details 3) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity-settled share-based payment arrangement | Stock options plan (SOP)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	3,847,213	4,069,844
Forfeited during the year	(280,435)	(405,998)
Exercised during the year	(551,456)	(312,631)
Granted during the year	447,166	495,998
Outstanding at December 31	3,462,488	3,847,213
Exercisable at December 31	2,152,485	1,999,336
Equity-settled share-based payment arrangement | Incentive stock options (ISO)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	484,055	93,896
Forfeited during the year	(63,248)	(45,941)
Exercised during the year	(33,319)	(11,000)
Granted during the year	418,705	447,100
Outstanding at December 31	806,193	484,055
Exercisable at December 31	168,931	38,211
Equity-settled share-based payment arrangement | Restricted stock units (RSU)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	1,386,242	1,209,759
Forfeited during the year	(345,352)	(206,439)
Exercised during the year	(402,699)	(421,939)
Granted during the year	847,662	804,861
Outstanding at December 31	1,485,853	1,386,242
Exercisable at December 31	0	0
Equity-settled share-based payment arrangement | Matching Shares [Member]
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	6,173	6,719
Forfeited during the year	(283)	(546)
Exercised during the year	(5,890)	0
Granted during the year	0	0
Outstanding at December 31	0	6,173
Exercisable at December 31	0	0
Cash-settled share-based payment arrangement | Stock options plan (SOP)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	106,589	92,322
Forfeited during the year	0	0
Exercised during the year	0	(3,000)
Granted during the year	13,656	17,267
Outstanding at December 31	120,245	106,589
Exercisable at December 31	59,467	52,529
Cash-settled share-based payment arrangement | Restricted stock units (RSU)
Reconciliation of outstanding share options [Abstract]
Outstanding at January 1	15,480	0
Forfeited during the year	0	0
Exercised during the year	(4,550)
Granted during the year	14,854	15,480
Outstanding at December 31	25,784	15,480
Exercisable at December 31	0	0